Filed pursuant to Rule 497(e)	Registration Statement Nos. 33-29180 and 811-05823

Domini Investment Trust

Supplement dated May 15, 2024

to the Prospectus and Statement of Additional Information,

each dated November 30, 2023,

regarding

Domini Impact Equity Fund SM	Domini Impact International Equity Fund SM
Class A shares (Ticker symbol: DSEPX)	Class A shares (Ticker Symbol: DOMAX

This Supplement provides new and additional information beyond that contained in the Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”) for the Domini Impact Equity Fund and Domini Impact International Equity Fund (each a “Fund” and collectively the “Funds”) and should be read in conjunction with the Prospectus and SAI. This Supplement supersedes any information to the contrary in the Prospectus and SAI. For more information or to obtain a copy of the Funds’ Prospectus or SAI, free of charge, please visit domini.com/funddocuments or call the Funds toll free at 1-800-582-6757.

The following notice contains important information regarding the conversion of the Class A shares of each Fund into Investor shares of the Fund.

Effective May 31, 2024, Class A shares of each Fund are closed to all new and subsequent investments.

Shareholders of Class A shares of each Fund will have their shares converted into Investor shares of the applicable Fund as of the close of business on July 26, 2024 (the “Conversion Date”). In general, shareholders will not recognize gain or loss for federal income tax purposes upon the conversion of shares, although each shareholder should consult with his or her own tax advisor. There will be no fees charged in connection with the conversion. Shareholders may continue to redeem their Class A shares of a Fund on each business day until the Conversion Date. ANY SHAREHOLDERS WHO HAVE NOT EXCHANGED OR REDEEMED THEIR CLASS A SHARES ON OR PRIOR TO THE CONVERSION DATE WILL HAVE THEIR SHARES AUTOMATICALLY CONVERTED INTO INVESTOR SHARES ON JULY 26, 2024.

After the Conversion Date all references and information related to Class A shares in the Prospectus and SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.